Equity-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Equity-Based Compensation

10. Equity-Based Compensation

Holdings Unit Option and Profit Interest Plan

Prior to the Business Combination, Holdings maintained an equity-based compensation plan. Holdings adopted the 2011 Unit Option and Profit Interest Plan, amended in 2020 and 2021 (“Incentive Plan”) for the purpose of granting options, profit interests and common equity units with 21.4 million common units authorized for issuance.

Holdings issued three types of equity instruments under the plan:

- Unit Options — These Unit Awards are granted with strike prices set at fair value on the date of grant, vesting periods of various lengths, but generally over four years, and contractual lives of 10 years.

- Profit Interests Units (“Profit Interests”) — These Unit Awards are granted with profit hurdles set at fair value on the date of grant with vesting periods of various lengths, but generally over four years.

- Series B-4 Units Restricted Units (“B-4s”) — These Unit Awards are granted at fair value on the date of grant, the majority of which are fully vested on the grant date.

On October 21, 2020, Holdings modified the terms for Unit Options and Profit Interests outstanding for current employees and service providers. The modifications to the terms of the Unit Options consisted of reducing the exercise price for Unit Options with remaining contractual lives of at least 7 years. Unit Options with remaining contractual lives of less than 7 years were cancelled and re-granted with 10 year contractual lives and the exercise price was lowered. Further, the modifications to the Profit Interests consisted of lowering the hurdle. No other terms were changed. The modifications resulted in the options to 31 grantees being cancelled and re-granted with a reduced exercise price. Profit hurdles were reduced for 19 Profit Interest holders. The incremental compensation cost recorded by the Company for the year ended December 31, 2020 resulting from the modifications was $1.5 million.

Each Unit Option from the Incentive Plan that was outstanding prior to the Business Combination, whether vested or unvested, was converted by its terms into an option to acquire a number of shares of common stock of NextNav (each such option, an “Exchanged Option”) equal to the product (rounded down to the nearest whole number) of (i) the number of units of Holdings common units subject to such Unit Option immediately prior to the Business Combination and (ii) the Exchange Ratio (as defined in the Incentive Plan), at an exercise price per unit (rounded up to the nearest whole cent) equal to (A) the exercise price per unit of such Holdings option immediately prior to the consummation of the Business Combination, divided by (B) the exchange ratio. Except as specifically provided in the Merger Agreement, following the Business Combination, each Exchanged Option will continue to be governed by the same terms and conditions (including vesting and exercisability terms) as were applicable to the corresponding to the corresponding former Unit Option immediately prior to the consummation of the Business Combination. As of December 31, 2021, there were Exchanged Options to purchase 1,968,861 shares of common stock of NextNav. All stock unit activity was retroactively restated to reflect the Exchanged Options.

Upon consummation of the Business Combination and adoption of the Omnibus Plan (as defined below), the Profit Interests and B-4s converted and were retroactively restated in the same manner as the Exchanged Options except that the Profit Interests and B-4s were exchanged for NextNav restricted stock units. All terms and conditions (including vesting and exercisability terms) under the Incentive Plan remained the same following the Business Combination.

NextNav 2021 Omnibus Incentive Plan

In October 2021, the Company adopted the NextNav 2021 Omnibus Incentive Plan (the “Omnibus Plan”). The Omnibus Plan became effective upon consummation of the Business Combination and succeeds the Incentive Plan. Upon adoption of the Omnibus Plan, a total of 12,818,902 shares were approved to be issued as stock options under the Omnibus Plan, of which restricted stock units for 2,741,920 shares were granted under the Omnibus Plan as a transaction grant after the consummation of the Business Combination.

Stock Options Valuation

The Black-Scholes option pricing model requires NextNav to make certain assumptions, including the fair value of the underlying units, the expected term, the expected volatility, the risk-free interest rate, and the dividend yield. The expected term of option awards is calculated as the midpoint between the vesting date and the end of the contractual term. Historical data is not sufficient to reasonably estimate the expected term of new grants. The expected dividend rate of zero is based on the fact that NextNav has not historically paid and does not expect to pay a dividend on its common stock. The risk-free interest rate was based on U.S. Treasury yields for securities with similar terms. Volatility was calculated based on the trading prices for a group of comparable public companies.

Assumptions used in determining the fair value of Stock Options issued each year are as follows:

	Year Ended December 31,
	2021	2020
Expected volatility	51.21%	59.50%
Expected term (years)	6.25	6.25
Expected dividends	None	None
Risk-free rate	1.34%	0.65%

The following table summarizes stock option activity under the Omnibus Plan:

	Number of Shares	Weighted Average Exercise Price per Unit	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
	(in thousands, except per share data)
Options outstanding at December 31, 2020	5,622	$0.15	$9.66	$6,481
Recapitalization Impact	(3,604)	0.27		—
Outstanding at December 31, 2020	2,018	$0.42	$9.66	$6,481
Granted	63	5.06	—	—
Cancelled	126	0.34	—	—
Exercised	5	0.10	—	—
Options outstanding at December 31, 2021	1,950	$0.54	$8.51	$16,519

Options exercisable at December 31, 2021	1,146	$0.45	$8.36	$9,526
Options exercisable at December 31, 2020	714	$0.64	$9.47	$2,205
Unvested at December 31, 2021	804	$0.67	$8.73	$6,503
Unvested at December 31, 2020	1,304	$0.32	$9.79	$161

The weighted average grant date fair value of options granted during the years ended December 31, 2021 and 2020 was $4.83 and $3.32, respectively. The intrinsic value of options exercised during the years ended December 31, 2021 and 2020 was $8.5 million and $0.01 million, respectively.

As of December 31, 2021, the total compensation cost related to nonvested awards not yet recognized was $2.74 million and the weighted-average period over which it is expected to be recognized was 2.72 years.

Equity-based compensation expense of $1.2 million and $1.0 million related to the Omnibus Plan equity awards was recognized during the years ended December 31, 2021 and 2020, respectively.

Restricted Stock Awards and Restricted Stock Units

The Company’s restricted stock awards are comprised of Restricted Stock Awards (“RSAs”) and Restricted Stock Units (“RSUs”). The following table summarizes RSA and RSU activity during the year ended December 31, 2021:

	Restricted Stock Units	Restricted Stock Awards	Total Restricted Awards	Weighted- Average Grant-Date Fair Value
	(in thousands, except per share data)
Units nonvested at January 1, 2021	472	-	472	$1.28
Recapitalization Impact	(304)	-	(304)	2.39
Units nonvested at January 1, 2021	168	-	168	$3.67
Units granted in 2021	2,821	1,070	3,891	9.31
Units vested in 2021	93	-	93	3.77
Units nonvested at December 31, 2021	2,896	1,070	3,966	$9.20

The grant date fair value of RSAs and RSUs granted during the year ended December 31, 2021 was $36.2 million. The total fair value of RSAs and RSUs vested upon grant and vested during the year ended December 31, 2021 was $0.4 million.

As of December 31, 2021, the total compensation cost related to RSAs and RSUs not yet recognized was $36.1 million and the weighted-average period over which it is expected to be recognized was 1.94 years.

Equity-based compensation expense of $0.5 million related to the RSAs and RSUs was recognized during the year ended December 31, 2021.